Accounts receivable, net	6 Months Ended
Jun. 30, 2020
Accounts Receivable Net Current [Abstract]
Accounts receivable, net
9	Accounts receivable, net

	As of
	December 31, 2019	June 30, 2020

Accounts receivable, gross	147,440	130,392
Less: Allowance for credit losses (Note 2(f))	(3,469)	(7,147)
Accounts receivable, net	143,971	123,245